DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EMPLOYEE RETIREMENT SAVINGS PLAN
DESCRIPTION OF THE PLAN
DESCRIPTION OF THE PLAN

(1) DESCRIPTION OF THE PLAN

The following description of the Valmont Industries, Inc. (the “Company” or “Plan Sponsor”) Valmont Employee Retirement Savings Plan (the “Plan”) provides general information. Participants should refer to the Plan document for a complete description of its provisions.

General

The Plan qualifies under Section 401(a) of the Internal Revenue Code (“IRC”) of 1986, as amended, and covers regular employees, as defined in the Plan document, beginning on the first day of the month following their date of hire. The Human Resources Committee of the Company’s Board of Directors oversees the Plan’s operation and administration. Fidelity Investments (“Fidelity”) serves as the Plan’s trustee. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Contributions

Participants may contribute to the Plan on a pre-tax or Roth basis, up to 75% of their annual eligible compensation (as defined by the Plan), subject to IRC limitations. Employees who do not make an affirmative deferral election are automatically enrolled with a pre-tax deferral of 6% of their eligible compensation. Participants may modify their contributions at any time to select a different deferral amount or opt out of the Plan. Additionally, participants may make rollover contributions from previous employers’ qualified plans or Individual Retirement Accounts (“IRAs”).

The Company matches 75% of the first 6% of eligible compensation that a participant contributes to the Plan unless the participant is covered by a collective bargaining agreement, in which case the agreement’s terms apply.

Participant Accounts

Each participant’s account is credited with their contributions and any associated Company contributions. The account also reflects allocations of Plan earnings or losses based on the participant’s investment elections and is subject to certain administrative expenses. Allocations of earnings and losses are based on participant account balances, as defined in the Plan. The benefit a participant is eligible to receive is determined by the value of their vested account balance.

Investments

Upon enrollment in the Plan, participants may allocate employee and employer contributions in 1% increments across various investment options. The Plan currently offers common collective trusts (including a stable value fund), mutual funds, and Valmont Industries, Inc. common stock. Participants may change their investment allocations daily, subject to individual fund restrictions and the Company’s Insider Trading Policy. Participants may not elect more than 25% of their contributions to be invested in the Valmont Stock Fund and no transfer of funds may be made from another fund into the Valmont Stock Fund to the extent such transfer would result in the participant’s interest in the Valmont Stock Fund exceeding 25% of the participant’s combined account.

Vesting

Participants’ contributions and related investment earnings are immediately vested. Vesting in the Company’s matching contributions and related earnings occurs at a rate of 25% per year of service, with full vesting after four years.

Notes Receivable from Participants

The Plan allows participants to borrow a minimum of $1,000, with a maximum loan amount equal to the lesser of $50,000 or 50% of their vested account balance. Loans bear a reasonable interest rate, determined by the Plan Administrator, and remain fixed throughout the loan’s duration. Participants may only have one outstanding loan at a time. All loans must be repaid in at least quarterly installments over no more than five years. Loan origination transactions are treated as transfers between the investment funds and participants’ loan balances.

Benefit Payments

Upon termination of employment with the Company (including due to death, disability, or retirement), participants may receive distributions as a lump sum or periodic installments. Participants may also take hardship withdrawals under certain financial hardship conditions, subject to Internal Revenue Service (“IRS”) guidelines. After a hardship withdrawal, participants remain eligible to contribute to the Plan without delay.

Forfeitures

When a participant terminates employment or otherwise ceases participation in the Plan under certain conditions, the nonvested portion of their account, as defined by the Plan, is forfeited. As of December 31, 2025 and 2024, forfeited nonvested account balances totaled $157,674 and $160,864, respectively. These forfeitures are used to reduce future employer contributions. During the years ended December 31, 2025 and 2024, employer contributions were reduced by $1,119,051 and $1,541,774, respectively, due to forfeited nonvested accounts.

Subsequent Events

Subsequent events were evaluated through June 19, 2026, the date on which the financial statements were available to be issued. No events occurred that require additional disclosure or adjustments to the Plan’s financial statements.